INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current investments	Current investments

	As of December 31,
	2017	2016

Mutual funds (1)	7,620	9,355
LEBACs (2)	527	—
TOTAL	8,147	9,355

(1)	Held for trading investment.

(2)	Available for sale investment.